Financial Instruments and Fair Value Measurements - Balance Sheet Classification, Fair Value and Income Statement Classification of Derivative Instruments Not Designated as Hedging Instruments (Detail) (Derivative not designated as hedging instruments [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	$ 0.6	$ (3.1)	$ (7.3)
Foreign currency forward contracts [Member] | Other expense [Member]
Derivative Instruments Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	0.6	(1.0)	(2.4)
Realized Gains (Losses) [Member] | Interest rate swap arrangements | Interest expense [Member]
Derivative Instruments Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	0	(14.4)	(27.8)
Unrealized Gains (Losses) [Member] | Interest rate swap arrangements | Interest expense [Member]
Derivative Instruments Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	$ 0	$ 12.3	$ 22.9